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                                STI CLASSIC FUNDS

                 STI CLASSIC SEIX FLOATING RATE HIGH INCOME FUND



                         SUPPLEMENT DATED JUNE 07, 2006
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2006



In the DESCRIPTION OF PERMITTED INVESTMENTS - SENIOR LOANS section, on page three, the first sentence of the fourth paragraph is hereby revised to remove the 10% limit on the Fund's investments in "Participations".

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.